Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,740,000
Previously Paid Amount	0.00
Total Fee Amount	725.69
Total Offset Amount	0.00
Net Fee	725.69
Narrative - Max Aggregate Offering Price	$ 4,740,000
Final Prospectus	true